1801 California St., Suite 5200 Denver, Colorado 80202

April 21, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 247 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 248 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing pursuant to Rule 485(a)(2). No fees are required in connection with this filing.

The purpose of the Amendment is to register two new series to the Registrant designated as ClearTrack 2055 and ClearTrack 2060. Each new series will offer Class R1 and Class R6 shares

Please direct any comments or questions concerning this filing to the undersigned at 832-945-5596.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.